Basic and diluted net loss per share (Tables)	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Schedule of basic share and diluted

	For the Years Ended June 30,
	2025	2026
Net loss attributable to common shareholders	$(7,659,667)	(12,162,391)

Denominator:
Weighted-average shares of common stock outstanding(i)	1,500	1,500
Basic and diluted loss per share	$(5,106.44)	(8,108.26)

(i)	In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class common stock structure. Under this new structure, the Company’s equity is divided into 303 shares of Class A common stock and 1,197 shares of Class B common stock, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A common stock and Class B common stock rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation.
(ii)	For the fiscal years ended June 30, 2026 and 2025, diluted net loss per share was calculated in the same manner as basic net loss per share because there were no potential common stock equivalents outstanding during the periods presented.